OTHER RECEIVABLES AND PREPAYMENTS (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013		Sep. 30, 2012
Other Receivables And Prepayments [Line Items]
Advances to employees	$ 205		$ 449
Deposits on projects	44		560
Prepayment to suppliers	1,856		763
Total	$ 2,105	[1]	$ 1,772	[1]

[1]	*All of the VIE’s assets can be used to settle obligations of their primary beneficiary. Liabilities recognized as a result of consolidating these VIEs do not represent additional claims on the Company’s general assets (Note 3).